Share capital - Classification (Details) - € / shares	Nov. 19, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital		20,000	20,000	20,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares converted	20,000
Share capital			0
Share price	€ 1	€ 1	€ 1
Class A shares
Disclosure of classes of share capital [line items]
Number of shares converted	19,040
Share capital		18,940	19,040
Share price	€ 1	€ 1	€ 1
Class B shares
Disclosure of classes of share capital [line items]
Number of shares converted	960
Share capital		1,060	960
Share price	€ 1	€ 1	€ 1